DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

10.    DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Group enters into a variety of transactions principally in the foreign exchange stock markets. Most counterparties in the derivative transactions are banks and other financial institutions.

These instruments include:

●	Forwards and futures: they are agreements to deliver or take delivery at a specified rate, price or index applied against the underlying asset or financial instrument, at a specific date. Futures are exchange traded at standardized amounts of the underlying asset or financial instrument.

Forwards contracts are OTC agreements and are principally dealt in by the Group in foreign exchange as forward agreements.

●	Swaps: they are agreements between two parties with the intention to exchange cash flows and risks at specific date and for a period in the future.
●	Options: they confer the right to the buyer, but no obligation, to receive or pay a specific quantity of an asset or financial instrument for a specified price at or before a specified date.

As of December 31, 2021 and 2020, the following amounts were recorded for operations related to derivatives:

	12/31/2021	12/31/2020
Amounts receivable for spot and forward transactions pending settlement	214,491	216,472
Amounts payable for spot and forward transactions pending settlement	7,367	799
	221,858	217,271

The following table shows, the notional value of options and outstanding forward and futures contracts as of December 31, 2021 and 2020:

	12/31/2021	12/31/2020
Forward sales of foreign exchange without delivery of underlying assets	3,881,772	4,813,935
Forward purchases of foreign exchange without delivery of underlying assets	1,779,013	2,487,488

The incomes/(expenses) generated by derivative financial instruments during the years ended December 31, 2021 and 2020 amounted to 1,584,749 and 271,848 respectively.